Debt - Collateral and Guarantors (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt
Capital stock of the first-tier foreign subsidiaries pledged (as a percent)	65.00%	65.00%